Material Accounting Policy Information (Details Narrative) $ in Millions					12 Months Ended
	Jul. 21, 2025 USD ($)	Jul. 21, 2025 AUD ($)	Jul. 16, 2025 USD ($)	Jul. 16, 2025 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Net loss after tax					$ 11,099,171	$ 16,389,292	$ 11,571,240
Cash in operating activities					7,640,379	3,666,768	3,083,677
Cash and cash equivalents					9,083,315	3,149,909	19,240,707	$ 21,278,936
Gross proceeds					$ 8,472,091	$ 996,966	$ 19,059,988
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 1.0	$ 1,500,000	$ 11.1	$ 17,000,000